Schedule I - Condensed Financial Information of the Parent Company - Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets
TOTAL ASSETS	$ 72,002	$ 69,374
Current Liabilities
Accrued expenses and other current liabilities	48,956	54,091
TOTAL LIABILITIES	75,985	82,546
SHAREHOLDERS' DEFICIT
Ordinary shares	17	17
Additional paid-in capital	280,646	282,766
Treasury shares, at cost	(29,392)	(30,880)
Accumulated deficit	(253,927)	(262,200)
Accumulated other comprehensive income	(1,723)	(3,265)
TOTAL SHAREHOLDERS' DEFICIT	(3,983)	(13,172)	$ (8,382)	$ 3,876
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	72,002	69,374
LightInTheBox Holding Co., Ltd. | Parent
Current assets
Cash and cash equivalents	55	73
Amounts due from subsidiaries	$ 145,866	$ 147,616
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	srt:SubsidiariesMember	srt:SubsidiariesMember
TOTAL ASSETS	$ 145,921	$ 147,689
Current Liabilities
Accrued expenses and other current liabilities	302	158
Deficit of investments in subsidiaries	149,602	160,703
TOTAL LIABILITIES	149,904	160,861
SHAREHOLDERS' DEFICIT
Ordinary shares	17	17
Additional paid-in capital	280,646	282,766
Treasury shares, at cost	(29,392)	(30,880)
Accumulated deficit	(253,531)	(261,810)
Accumulated other comprehensive income	(1,723)	(3,265)
TOTAL SHAREHOLDERS' DEFICIT	(3,983)	(13,172)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	$ 145,921	$ 147,689